S-K 1603(c) Fiduciary Duties to Other Companies	May 21, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Alberto Gutiérrez Pier	SilverGreen	Investment bank based in Mexico City	Partner and Founding Member
	AmperCap	Independent sponsor private equity firm based in New York	Managing Partner
Harish Dadoo González	SilverGreen	Investment bank based in Mexico City	Partner and Founding Member
	AmperCap	Independent sponsor private equity firm based in New York	Managing Partner
Luís Peña Kegel	SilverGreen	Investment bank based in Mexico City	Senior Partner
John Salemi	Atsion	Investment firm based in New York	Founding Member
Alfredo Flores Ibarrola	Grupo Consupago	Specialty consumer-focused financial group	Partner and Chief Executive Officer